Income Taxes (Details) - Schedule of Taxable Income $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Schedule of Taxable Income [Line Items]
Taxable Income Total Amount (in Dollars)	$ 1,840,460
Undepreciated Capital Cost [Member]
Schedule of Taxable Income [Line Items]
Taxable Income Total Amount (in Dollars)	$ 328,682
Undepreciated Capital Cost [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)	7.00%
Undepreciated Capital Cost [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)	100.00%
Canadian Oil and Gas Property Expenditures [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)	10.00%
Taxable Income Total Amount (in Dollars)	$ 10,230
Canadian Exploration Expenditures [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)	30.00%
Taxable Income Total Amount (in Dollars)	$ 34,632
Federal Income Tax Losses Carried Forward [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)	100.00%	[1],[2]
Taxable Income Total Amount (in Dollars)	$ 1,376,813	[1],[2]
Federal Income Tax Losses Carried Forward [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)		[1],[2]
Federal Income Tax Losses Carried Forward [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)		[1],[2]
Other [Member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)		[3]
Taxable Income Total Amount (in Dollars)	$ 90,103	[3]
Other [Member] | Bottom of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)		[3]
Other [Member] | Top of range [member]
Schedule of Taxable Income [Line Items]
Rate of Utilization (%)		[3]

[1]	Federal income tax losses carried forward expire in the following years 2033 - $4.3 million; 2034 - $58.7 million; 2035 - $30.0 million; 2037 - $36.2 million; 2038 - $8.3 million; 2039 - $1,238.0 million; 2042 - $2.9 million; 2043 - $3.6 million.
[2]	Provincial income tax losses carry forward is $985.0 million which is lower than the federal income tax losses carried forward due to differences in historical claims at the provincial level.
[3]	Other includes $27.6 million in capital losses that have been recognized at the full amount as at December 31, 2023.